Average Annual Total Returns - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIP Dynamic Capital Appreciation Portfolio	Apr. 30, 2025
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	25.42%
Past 5 years	16.28%
Past 10 years	12.96%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%